(LOSS) INCOME PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Loss from continuing operations	¥ (408,916)	$ (58,474)	¥ (73,642)	¥ (144,277)
Gain from discontinued operations, net | ¥				156,853
Net loss attributable to noncontrolling interest	(6,470)	(925)	(218)	(7,427)
Net income(loss) attributable to The9 Limited ordinary shareholders	¥ (402,446)	$ (57,549)	¥ (73,424)	¥ 20,003
Denominator:
Denominator for basic (loss) income per share - weighted-average shares outstanding | shares	2,273,782	2,273,782	1,403,166	1,010,895
Denominator for diluted (loss) income per share - weighted-average shares outstanding | shares	2,273,782	2,273,782	1,403,166	1,010,895
Continuing operations - Basic | (per share)	¥ (0.18)	$ (0.03)	¥ (0.05)	¥ (0.14)
Continuing operations - Diluted | (per share)	(0.18)	(0.03)	(0.05)	(0.14)
Discontinued operations - Basic | ¥ / shares				0.16
Discontinued operations - Diluted | ¥ / shares				0.16
Total - Basic | (per share)	(0.18)	(0.03)	(0.05)	0.02
Total - Diluted | (per share)	¥ (0.18)	$ (0.03)	¥ (0.05)	¥ 0.02